Investment Portfolio - Government and Corporate Securities (Equity Instruments at Fair Value Through Profit or Loss) (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	$ 8,904,312	$ 8,640,277
Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	8,904,312	8,640,277
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	8,904,312	8,640,277
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS | Private Securities - In pesos
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	8,904,312	8,640,277
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS | Private Securities - In pesos | Mutual Funds | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	749,178	1,615,390
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS | Private Securities - In pesos | Acción BYMA- Bolsas y Mercados Argentina | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	6,062,948	4,723,901
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS | Private Securities - In pesos | Acción Banco de Valores de Bs. As. | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	$ 2,092,186	$ 2,300,986